Revenue Information (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenues consist of the following:

	For the Year Ended December 31,
	2018	2019	2020
		US$	US$

Revenues generated from group chatting services	42,371,174	63,437,224	122,978,167
Revenues generated from game services	—	27,350	11,949,243

Total revenues	42,371,174	63,464,574	134,927,410